Credit related Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Credit related Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities [text block table]
in € m.	Jun 30, 2020	Dec 31, 2019
Irrevocable lending commitments	158,758	167,788
Revocable lending commitments	45,581	43,652
Contingent liabilities	46,896	49,232
Total	251,235	260,672

Other Commitments and Contingent Liabilities [text block table]
in € m.	Jun 30, 2020	Dec 31, 2019
Other commitments	136	143
Other contingent liabilities	73	78
Total	209	220